Fair Value Measurements	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Fair Value Measurements

18. FAIR VALUE MEASUREMENTS

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level fair value hierarchy that prioritizes the inputs used to measure fair value is established. The three levels of inputs used to measure fair value are as follows:

Level 1	-	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2	-	Inputs are quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.

Level 3	-	Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.

The following tables present the fair-value hierarchy levels of Ricoh's assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2010 and 2011.

	Millions of Yen
	March 31, 2010
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	¥36,946	¥—	¥—	¥36,946
Foreign equity securities	7,813	—	—	7,813
Foreign corporate bonds	1,865	—	—	1,865
Derivative instruments:
Interest rate swap agreements	—	52	—	52
Foreign currency contracts	—	356	—	356
Foreign currency options	—	128	—	128
Other investments	—	—	5,816	5,816

Total assets	¥46,624	¥536	¥5,816	¥52,976

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	2,737	—	2,737
Foreign currency contracts	—	4,423	—	4,423
Foreign currency options	—	426	—	426

Total liabilities	¥—	¥7,586	¥—	¥7,586

	Millions of Yen
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	¥38,243	¥—	¥—	¥38,243
Foreign equity securities	6,850	—	—	6,850
Foreign corporate bonds	1,845	—	—	1,845
Derivative instruments:
Interest rate swap agreements	—	4	—	4
Foreign currency contracts	—	1,497	—	1,497
Foreign currency options	—	20	—	20

Total assets	¥46,938	¥1,521	¥—	¥48,459

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	2,935	—	2,935
Foreign currency contracts	—	3,564	—	3,564
Foreign currency options	—	64	—	64

Total liabilities	¥—	¥6,563	¥—	¥6,563

	Thousands of Dollars
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	$460,759	$—	$—	$460,759
Foreign equity securities	82,530	—	—	82,530
Foreign corporate bonds	22,229	—	—	22,229
Derivative instruments:
Interest rate swap agreements	—	48	—	48
Foreign currency contracts	—	18,036	—	18,036
Foreign currency options	—	241	—	241

Total assets	$565,518	$18,325	$—	$583,843

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	35,361	—	35,361
Foreign currency contracts	—	42,940	—	42,940
Foreign currency options	—	771	—	771

Total liabilities	$—	$79,072	$—	$79,072

Available-for-sale securities

Available-for-sale securities classified Level 1 in the fair value hierarchy contain marketable equity securities and bonds. Marketable equity securities and bonds are valued using a market approach based on the quoted market prices of identical instruments in active markets.

Derivative instruments

Ricoh uses foreign exchange contracts, currency swap agreements, foreign currency options and interest rate swap agreements to manage exposure to the variability of cash flow. These derivative instruments are classified as Level 2 in the fair value hierarchy, since they are valued using observable market data such as LIBOR-based yield curves.

Assets and liabilities measured at fair value on a nonrecurring basis

During the year ended March 31, 2011, long-lived assets held and used with a carrying amount of ¥1,556 million ($18,747 thousand) were written down to their fair value of ¥714 million ($8,602 thousand), resulting in an impairment charge of ¥842 million ($10,145 thousand), which was included in cost of sales and selling and general administrative expenses in the consolidated statement of income. These measurements are classified as Level 3 since significant unobservable inputs, such as the conditions of the assets or projections of future cash flows, were considered in the fair value measurements.

During the year ended March 31, 2010, long-lived assets held and used with a carrying amount of ¥3,029 million were written down to their fair value of ¥676 million, resulting in an impairment charge of ¥2,353 million, which was included in selling and general administrative expenses in the consolidated statement of income. These measurements are classified as Level 3 since significant unobservable inputs, such as the conditions of the assets or projections of future cash flows, were considered in the fair value measurements.

Other investments

Other investments classified as Level 3 in the fair value hierarchy represent the retained interests in securitizations of finance lease receivables in which Ricoh valued using cash flows discounted by an estimated interest rate reflecting underlying risks. In accordance with the new consolidation provisions, Ricoh consolidated the trust for the year beginning on April 1, 2010, and eliminated the retained interests. The detail of this new consolidation provisions is summarized in Note 4. The following table presents a reconciliation of activity for the Other investments classified as Level 3 in the fair value hierarchy for the year ended March 31, 2010.

Millions of yen
2010
Balance at beginning of period	¥4,293
Total gains or losses (realized and unrealized)
Included in net income attributable to Ricoh Company, Ltd.	—
Included in other comprehensive income (loss)	—
Sales, collections and repurchases, net	1,523

Balance at end of period	¥5,816